Trade and other receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables
Trade and other receivables	R 27,218	R 22,066
Duties recoverable from customers	263	366
Prepaid expenses and other	1,860	1,605
Value added tax	1,592	1,060
Total trade and other current receivables	30,933	25,097	R 28,578
Cost
Trade and other receivables
Trade receivables	23,692	18,247
Other receivables	3,786	4,310
Related party receivables - equity accounted investments	255	215
Impairment
Trade and other receivables
Trade and other receivables	R (515)	R (706)